Receivables	3 Months Ended
Mar. 31, 2015
Receivables [Abstract]
Receivables

9. RECEIVABLES

Financing Receivables, net

A summary of financing receivables as of March 31, 2015 and December 31, 2014 is as follows:

	March 31, 2015	December 31, 2014
	(in millions)
Retail	$10,910	$11,978
Wholesale	8,611	9,400
Other	50	94
	$19,571	$21,472

Past due balances of financing receivables still accruing finance income represent the total balance held (principal plus accrued interest) with any payment amounts 30 days or more past the contractual payment due date. Non-performing financing receivables represent loans for which the Company has ceased accruing finance income. These receivables are generally 120 days delinquent. Finance income for non-performing receivables is recognized on a cash basis. Accrual of finance income is resumed when the receivable becomes contractually current and collections are reasonably assured.

The aging of financing receivables as of March 31, 2015 and December 31, 2014 is as follows (in millions):

	March 31, 2015
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$18	$—	$—	$18	$8,215	$8,233	$21	$8,254
EMEA	12	10	—	22	609	631	—	631
LATAM	—	—	—	—	1,532	1,532	41	1,573
APAC	3	2	1	6	445	451	1	452
Total Retail	$33	$12	$1	$46	$10,801	$10,847	$63	$10,910
Wholesale
NAFTA	$2	$—	$—	$2	$4,040	$4,042	$45	$4,087
EMEA	48	1	—	49	3,392	3,441	—	3,441
LATAM	6	—	—	6	652	658	—	658
APAC	44	1	31	76	307	383	42	425
Total Wholesale	$100	$2	$31	$133	$8,391	$8,524	$87	$8,611

	December 31, 2014
	30-59 Days Past Due	60-89 Days Past Due		Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$31	$2		$—	$33	$8,596	$8,629	$10	$8,639
EMEA	14	8		—	22	881	903	58	961
LATAM	3	—	#	—	3	1,762	1,765	37	1,802
APAC	2	—		2	4	572	576	—	576
Total Retail	$50	$10		$2	$62	$11,811	$11,873	$105	$11,978
Wholesale
NAFTA	$1	$—	#	$—	$1	$4,079	$4,080	$52	$4,132
EMEA	72	4		—	76	3,874	3,950	6	3,956
LATAM	1	—	#	—	1	861	862	—	862
APAC	16	3		30	49	372	421	29	450
Total Wholesale	$90	$7		$30	$127	$9,186	$9,313	$87	$9,400

Allowance for credit losses activity for the three months ended March 31, 2015 and 2014 is as follows:

	March 31, 2015
	Retail	Wholesale	Other	Total
Opening Balance	$468	$182	$—	$650
Provision	13	11	—	24
Charge-offs, net of recoveries	(12)	(2)	—	(14)
Foreign Currency Translation and Other	(49)	(19)	—	(68)
Ending Balance	420	172	—	592
Ending Balance: Individually Evaluated for Impairment	207	113	—	320
Ending Balance: Collectively Evaluated for Impairment	213	59	—	272
Receivables:
Ending Balance	10,910	8,611	50	19,571
Ending Balance: Individually Evaluated for Impairment	447	714	—	1,161
Ending Balance: Collectively Evaluated for Impairment	$10,463	$7,897	$50	$18,410

	March 31, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$613	$112	$1	$726
Provision	20	2	1	23
Charge-offs, net of recoveries	(23)	(9)	(1)	(33)
Foreign Currency Translation and Other	(64)	48	6	(10)
Ending Balance	546	153	7	706
Ending Balance: Individually Evaluated for Impairment	288	121	—	409
Ending Balance: Collectively Evaluated for Impairment	258	32	7	297
Receivables:
Ending Balance	12,485	9,522	141	22,148
Ending Balance: Individually Evaluated for Impairment	546	707	—	1,253
Ending Balance: Collectively Evaluated for Impairment	$11,939	$8,815	$141	$20,895

Allowance for credit losses activity for the year ended December 31, 2014 is as follows:

	December 31, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$613	$112	$1	$726
Provision	86	71	2	159
Charge-offs, net of recoveries	(135)	(24)	(2)	(161)
Foreign Currency Translation and Other	(96)	23	(1)	(74)
Ending Balance	468	182	—	650
Ending Balance: Individually Evaluated for Impairment	233	115	—	348
Ending Balance: Collectively Evaluated for Impairment	235	67	—	302
Receivables:
Ending Balance	11,978	9,400	94	21,472
Ending Balance: Individually Evaluated for Impairment	484	758	—	1,242
Ending Balance: Collectively Evaluated for Impairment	$11,494	$8,642	$94	$20,230

Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, or have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	March 31, 2015				December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$25	$25	$—	$25	$24	$24	$—	$22
EMEA	$73	$73	$—	$71	$91	$91	$—	$95
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$6	$5	$—	$6	$12	$12	$—	$21
EMEA	$31	$31	$—	$37	$35	$35	$—	$39
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$37	$36	$13	$38	$33	$32	$13	$34
EMEA	$293	$293	$189	$302	$311	$311	$212	$312
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$19	$19	$5	$19	$25	$25	$8	$26
Wholesale
NAFTA	$48	$48	$3	$51	$60	$60	$3	$63
EMEA	$593	$593	$98	$679	$608	$608	$98	$708
LATAM	$20	$17	$6	$16	$25	$20	$8	$20
APAC	$16	$16	$6	$16	$18	$18	$6	$13
Total
Retail	$447	$446	$207	$455	$484	$483	$233	$489
Wholesale	$714	$710	$113	$805	$758	$753	$115	$864

Troubled Debt Restructurings

A restructuring of a receivable constitutes a troubled debt restructuring (“TDR”) when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.

TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third party guarantees.

Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

As of March 31, 2015, the Company had approximately 630 retail and finance lease receivable contracts classified as TDRs in NAFTA, of which the pre-modification value was $17 million and the post-modification value was $15 million. The court has determined the concession in 385 of these cases. The pre-modification value of these contracts was $7 million and the post-modification value was $6 million. As of March 31, 2014, the Company had approximately 770 retail and finance lease receivable contracts classified as TDRs in NAFTA, of which the pre-modification value was $18 million and the post-modification value was $16 million. The court has determined the concession in 499 of these cases. The pre-modification value of these contracts was $9 million and the post-modification value was $7 million. As the outcome of the bankruptcy cases is determined by a court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous twelve months ended March 31, 2015 and 2014.

As of March 31, 2015 and 2014, the Company had approximately $85 million and $192 million, respectively, in retail and finance lease receivable contracts classified as TDRs in EMEA. The primary concessions were skip payments and extended contract maturities and, as such, the post-modification value approximate the pre-modification value. Subsequent re-defaults were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous twelve months ended March 31, 2015 and 2014.

As of March 31, 2015 and 2014, the Company had approximately $43 million and $78 million, respectively, in retail and finance lease contracts classified as TDRs in LATAM. The concessions granted on these receivables were primarily skip payments and extensions of contract maturities. Subsequent re-defaulted were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous twelve months ended March 31, 2015 and 2014.

As of March 31, 2015 and 2014, the Company’s wholesale TDR agreements were immaterial.

Transfers of Financial Assets

The Company transfers a number of its financial receivables under securitization programs or factoring transactions.

A securitization transaction entails the sale of a portfolio of receivables to a securitization vehicle. This special purpose entity (“SPE”) finances the purchase of the receivables by issuing asset-backed securities (i.e. securities whose repayment and interest flow depend upon the cash flow generated by the portfolio). SPEs utilized in securitizations differ from other entities included in the Company’s condensed consolidated financial statements because the assets they hold are legally isolated. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs’ investors. The Company’s interests in the SPEs’ receivables are subordinate to the interests of third party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company’s creditors until all obligations of the SPE have been fulfilled.

These trusts were determined to be VIEs and, consequently, the Company has consolidated these trusts. In its role as servicer, the Company has the power to direct the trusts’ activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.

No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company, in its role as servicer.

Furthermore, factoring transactions may be either with recourse or without recourse; certain without recourse transfers include deferred payment clauses (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), requiring first loss cover, meaning that the transferor takes priority participation in the losses, or requires a significant exposure to the cash flows arising from the transferred receivables to be retained. These types of transactions do not qualify for the derecognition of the assets since the risks and rewards connected with collection are not substantially transferred, and, accordingly, the Company continues to recognize the receivables transferred by this means in its balance sheet and recognizes a financial liability of the same amount under asset-backed financing.

At March 31, 2015 and December 31, 2014, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	March 31, 2015	December 31, 2014
Retail note and finance lease receivables	$8,418	$8,718
Wholesale receivables	5,465	6,005
Total	$13,883	$14,723

At December 31, 2014, the Company had $116 million of VAT receivables included in Other Assets that were used as collateral in certain borrowings. These VAT receivables no longer existed as of March 31, 2015.